CONCENTRATIONS (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) customer	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 customer
CONCENTRATIONS
Cash deposit with financial institutions | $	$ 5,258,719	$ 4,880,555
Accounts receivable | Customer concentration risk | Customer one
CONCENTRATIONS
Number of customers	1	1
Concentration risk percentage	14.00%	14.10%
Purchase | Supplier concentration risk | Vendor one
CONCENTRATIONS
Number of vendors	1	1
Concentration risk percentage	12.90%	14.10%
Purchase | Supplier concentration risk | Related Party | Vendor one
CONCENTRATIONS
Number of vendors		1	1
Concentration risk percentage		13.30%	14.00%
Accounts payable | Supplier concentration risk | Customer one
CONCENTRATIONS
Number of customers	1	1
Concentration risk percentage	10.80%	28.20%